OTHER FINANCIAL AND NON-OPERATING ITEMS (Tables)	6 Months Ended
Jun. 30, 2019
Other Financial Items [Abstract]
Schedule of Other Financial Items, net [Table Text Block]

Other financial items, net comprise the following items:

	Six months ended		Year ended
(in thousands of $)	June 30, 2019	June 30, 2018	December 31, 2018
Net cash movement on non-designated derivatives	702	(647)	(721)
Net (decrease)/increase in fair value of non-designated derivatives	(6,316)	6,492	13,908
Other items	(233)	(133)	(2,780)
Total other financial items, net	(5,847)	5,712	10,407

Schedule of other financial items
Other non-operating items in the income statement comprise the following items:

	Six months ended		Year ended
(in thousands of $)	June 30, 2019	June 30, 2018	December 31, 2018
Impairment of loan notes	(8,225)	—	—